Deferred Production Costs (Details Textual) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Multiplatform Content [Member]
Deferred Production Costs (Textual)
Production costs	$ 216,698	$ 2,782,451	$ 453,963	$ 1,663,835